Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Benefit)

Income tax expense (benefit) consisted of the following:

	2025	2024	2023
Loss before income tax	$(31,851,635)	(10,274,896)	(6,787,967)
Income tax calculated based on local statutory rate	$(4,626,391)	(1,653,392)	(1,175,582)
Change in unrecognized temporary differences	(187,397)	200,152	(15,176)
Current-year losses for which no deferred tax assets were recognized	1,836,336	1,367,559	1,168,802
Non-deductible expenses	3,011,887	92,448	15,227
Other	(27,476)	(9,383)	—
Income tax expense (benefit)	$6,959	(2,616)	(6,729)

Summary of Deferred Tax Assets Not Recognized

Deferred tax assets have not been recognized in respect of the following items.

	December 31, 2025	December 31, 2024
Tax effect of deductible temporary differences	$153,855	326,000
Unused tax loss carryforward	10,670,973	8,045,683
Total	$10,824,828	8,371,683

Summary of Expiration Periods for Unused Loss Carryforwards for Statutory Tax Purposes	As of December 31, 2025, the expiration periods for the aforementioned unused loss carryforwards for statutory tax purposes were as follows:

Jurisdiction	Unused tax loss	Expiration Year
Taiwan	$42,268,842	2026~2035
Japan	1,177,160	2026~2035
Hong Kong	411,560	Indefinite Period
United States	4,806,453	2036~Indefinite Period